Income Taxes (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010
Components of income tax provision
Current provision	$ (129,000)	$ (1,930,000)
Deferred (provision) benefit	32,247,000	(1,717,000)
Total income tax (provision) benefit	32,118,000	(3,647,000)
Effective income tax rate (as a percent)	12.00%
Income Tax Reconciliation, Other Adjustments	200,000
Expense of discrete items	(0.06%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Valuation allowance against deferred tax assets	38,600,000
Portion of valuation allowance that relates to net operating losses generated by the tax benefits of stock-based compensation.	31,600,000		400,000
Portion of the valuation allowance related to net operating losses in certain jurisdictions	$ 6,600,000